Schedule of Mineral Properties Acquired (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Mineral Properties Schedule Of Mineral Properties Acquired 1	$ 1,607,729
Mineral Properties Schedule Of Mineral Properties Acquired 2	1,607,729
Mineral Properties Schedule Of Mineral Properties Acquired 3	1,607,729
Mineral Properties Schedule Of Mineral Properties Acquired 4	8,133
Mineral Properties Schedule Of Mineral Properties Acquired 5	8,133
Mineral Properties Schedule Of Mineral Properties Acquired 6	8,133
Mineral Properties Schedule Of Mineral Properties Acquired 7	(881,440)
Mineral Properties Schedule Of Mineral Properties Acquired 8	(881,440)
Mineral Properties Schedule Of Mineral Properties Acquired 9	(881,440)
Mineral Properties Schedule Of Mineral Properties Acquired 10	734,422
Mineral Properties Schedule Of Mineral Properties Acquired 11	734,422
Mineral Properties Schedule Of Mineral Properties Acquired 12	$ 734,422